Net Income (Loss) per Common Unit - Schedule of Anticipated Beneficial Conversion Feature impact to Capital Accounts (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Common Units [Member]
2014	$ (2)
2015	(232)
2016	(29,564)
2017	(594,390)
Class B Units [Member]
2014	6
2015	781
2016	99,685
2017	2,004,209
Subordinated Units [Member]
2014	(4)
2015	(549)
2016	(70,121)
2017	$ (1,409,819)